Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Research and Development Expenses
Employee compensation		¥ 2,041,024	¥ 1,827,980	¥ 1,455,297
Design and development expenses		2,004,931	1,850,886	1,004,835
Travel and entertainment expenses		187,137	103,427	38,940
Depreciation and amortization expenses		63,998	104,949	60,622
Rental and related expenses		57,401	33,105	12,367
Others		74,089	77,595	30,828
Total	$ 636,126	¥ 4,428,580	¥ 3,997,942	¥ 2,602,889